Stockholders' Equity - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Option, Beginning Balance			1,902,068
Stock Units, Granted			584,434	1,902,068
Stock Units, Vested		(755,880)	(755,880)
Stock Units, Forfeited	(569,489)		(569,489)
Stock Option, Ending Balance	1,161,133		1,161,133	1,902,068
Weighted Average Grant Date Fair Value, Beginning Balance			$ 8.14
Weighted Average Grant Date Fair Value, Granted			3.29	$ 8.14
Weighted Average Grant Date Fair Value, Vested			8.20
Weighted Average Grant Date Fair Value, Forfeited or cancelled			8
Weighted Average Grant Date Fair Value, Ending Balance	$ 5.62		$ 5.62	$ 8.14